Segment Information - Summary of Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Adjusted Revenue	$ 759,178	$ 775,823	$ 2,236,911	$ 2,303,399
Amortization of Expedia SMA incentive payments	(2,875)		(7,625)
Revenue	756,303	775,823	2,229,286	2,303,399	3,049,525	2,974,364	2,855,961
Adjusted Gross Margin	358,354	369,054	1,044,076	1,084,535	1,419,047	1,418,289	1,333,754
Adjusted EBITDA	229,926	201,349	617,350	583,963	791,323	786,629	720,163
Depreciation and amortization	71,712	76,366	230,461	230,277	307,595	315,733	293,117
Adjusted capital expenditures	59,807	67,280	187,987	217,430	284,840	271,805	223,747
Incentive to Expedia SMA [Member]
Segment Reporting Information [Line Items]
Amortization of Expedia SMA incentive payments	(2,875)		(7,625)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue					3,119,232	3,052,248	2,962,303
Adjusted EBITDA	291,448	248,071	786,207	735,281	1,008,135	995,853	904,224
Depreciation and amortization	41,941	34,315	129,911	103,861	138,539	128,561	109,133
Adjusted capital expenditures	55,917	62,106	168,452	198,523	257,078	235,101	195,228
Operating Segments [Member] | Travel Network [Member]
Segment Reporting Information [Line Items]
Adjusted Revenue	466,278	449,562	1,420,341	1,381,105
Revenue					1,821,498	1,795,127	1,740,007
Adjusted Gross Margin	216,214	207,506	670,023	652,568	860,793	843,863	772,753
Adjusted EBITDA	193,823	183,728	606,637	582,268	772,208	768,452	692,571
Depreciation and amortization	14,788	13,225	46,597	37,810	52,507	36,659	33,705
Adjusted capital expenditures	13,238	19,542	43,858	51,593	69,357	45,262	54,451
Operating Segments [Member] | Airline And Hospitality Solutions [Member]
Segment Reporting Information [Line Items]
Adjusted Revenue	208,685	182,505	571,975	522,794
Revenue					711,745	597,649	522,692
Adjusted Gross Margin	94,747	64,539	235,546	183,237	262,386	218,421	185,147
Adjusted EBITDA	81,671	56,940	197,686	145,485	213,075	166,282	135,184
Depreciation and amortization	26,031	19,853	79,729	57,225	77,320	52,010	31,930
Adjusted capital expenditures	39,994	38,993	117,784	132,563	170,860	163,754	96,751
Operating Segments [Member] | Travelocity [Member]
Segment Reporting Information [Line Items]
Adjusted Revenue	88,853	160,811	268,848	457,518
Revenue					585,989	659,472	699,604
Adjusted Gross Margin	66,013	102,710	184,124	277,895	353,489	413,802	447,790
Adjusted EBITDA	15,954	7,403	(18,116)	7,528	22,852	61,119	76,469
Depreciation and amortization	1,122	1,237	3,585	8,826	8,712	39,892	43,498
Adjusted capital expenditures	2,685	3,571	6,810	14,367	16,861	26,085	44,026
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted Revenue	(4,638)	(17,055)	(24,253)	(58,018)
Revenue					(69,707)	(77,884)	(106,342)
Adjusted Gross Margin	(41)	(123)	(7,498)	(514)	(717)	(1,010)	(1,083)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	(18,579)	(5,578)	(38,119)	(28,651)	(56,904)	(56,787)	(70,853)
Adjusted EBITDA	(61,522)	(46,722)	(168,857)	(151,318)	(216,812)	(209,224)	(184,061)
Depreciation and amortization	29,771	42,051	100,550	126,416	169,056	187,172	183,984
Adjusted capital expenditures	$ 3,890	$ 5,174	$ 19,535	$ 18,907	$ 27,762	$ 36,704	$ 28,519